BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.6%
CarMax Auto Owner Trust
Series 2020-1, Class A2, 1.87%, 04/17/23 USD 299 $ 299,401
Series 2020-3, Class A2A, 0.49%, 06/15/23 1,487 1,487,294
Series 2020-3, Class A2B, (LIBOR USD 1
Month + 0.25%), 0.34%, 06/15/23
(a)
.. 362 362,346
Series 2020-4, Class A2, 0.31%, 01/16/24 8,623 8,626,051
Ford Credit Auto Lease Trust, Series 2020-B,
Class A2A, 0.50%, 12/15/22 ......... 3,111 3,111,673
Ford Credit Auto Owner Trust, Series 2020-B,
Class A2, 0.50%, 02/15/23 .......... 795 795,242
Honda Auto Receivables Owner Trust, Series
2020-2, Class A2, 0.74%, 11/15/22 ..... 393 392,967
Hyundai Auto Lease Securitization Trust, Series
2021-C, Class A2, 0.24%, 01/16/24
(b)
... 8,570 8,559,065
Total Asset-Backed Securities — 0.6%
(Cost: $23,639,103) .............................. 23,634,039
Corporate Bonds — 48.6%
Aerospace & Defense — 0.1%
Raytheon Technologies Corp., 3.65%, 08/16/23 1,878 1,970,950
Auto Components — 0.1%
Toyota Industries Corp., 3.11%, 03/12/22
(b)
. 2,559 2,578,017
Automobiles — 3.0%
(b)
BMW US Capital LLC
2.70%, 04/06/22 ................. 5,000 5,037,517
2.95%, 04/14/22 ................. 9,000 9,099,576
(SOFR + 0.53%), 0.58%, 04/01/24
(a)
... 15,615 15,747,790
0.80%, 04/01/24 ................. 2,680 2,671,345
(SOFR + 0.38%), 0.43%, 08/12/24
(a)
... 17,735 17,844,603
Daimler Finance North America LLC
2.55%, 08/15/22 ................. 2,095 2,129,935
0.75%, 03/01/24 ................. 26,690 26,577,162
Hyundai Capital America
2.38%, 02/10/23 ................. 12,340 12,575,843
0.80%, 04/03/23 ................. 18,500 18,493,143
Volkswagen Group of America Finance LLC,
0.75%, 11/23/22 ................ 11,350 11,357,304
121,534,218
Banks — 9.3%
Australia & New Zealand Banking Group Ltd.
(LIBOR USD 3 Month + 0.87%), 1.00%,
11/23/21
(a)(b)
.................. 8,000 8,003,706
2.63%, 05/19/22 ................. 1,000 1,012,668
Banco Santander SA, 0.70%, 06/30/24
(a)
... 6,800 6,779,211
Bank of America Corp.
(a)
2.82%, 07/21/23 ................. 10,000 10,155,664
3.00%, 12/20/23 ................. 5,000 5,130,891
0.52%, 06/14/24 ................. 15,915 15,837,809
BNZ International Funding Ltd., 2.90%,
02/21/22
(b)
.................... 5,300 5,341,528
Citigroup, Inc.
(a)
(SOFR + 0.87%), 0.92%, 11/04/22 ..... 5,000 5,035,943
(SOFR + 0.87%), 2.31%, 11/04/22 ..... 4,000 4,000,360
2.88%, 07/24/23 ................. 13,000 13,210,683
Cooperatieve Rabobank UA, 2.75%, 01/10/22 3,790 3,806,220
Credit Agricole Corporate & Investment Bank
SA, 0.40%, 01/15/23 ............. 15,000 14,971,453
DNB Bank ASA
(b)
(LIBOR USD 3 Month + 0.62%), 0.74%,
12/02/22
(a)
................... 7,000 7,041,410
2.15%, 12/02/22 ................. 13,000 13,248,073
Fifth Third Bank NA, 1.80%, 01/30/23 .... 6,840 6,939,665
HSBC Holdings plc, 2.65%, 01/05/22 ..... 4,000 4,016,271
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co.
2.97%, 01/15/23 ................. USD 5,743 $ 5,773,016
(SOFR + 0.58%), 0.63%, 03/16/24
(a)
... 20,000 20,067,348
(SOFR + 0.58%), 0.70%, 03/16/24
(a)
... 5,000 5,001,034
Keybank Foundation, 0.43%, 06/14/24
(a)
... 6,000 5,972,574
KeyBank NA, (SOFR + 0.32%), 0.37%,
06/14/24
(a)
.................... 14,355 14,378,487
Kookmin Bank
(a)(b)
(SOFR + 0.45%), 0.50%, 08/03/22 ..... 10,535 10,539,916
(SOFR + 0.32%), 0.37%, 11/03/22 ..... 7,000 6,999,937
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22 ................. 3,661 3,690,916
2.62%, 07/18/22 ................. 3,250 3,300,471
2.67%, 07/25/22 ................. 7,000 7,113,891
MUFG Union Bank NA, 3.15%, 04/01/22 ... 3,625 3,659,421
National Australia Bank Ltd.
(LIBOR USD 3 Month + 0.41%), 0.52%,
12/13/22
(a)(b)
.................. 6,000 6,022,499
1.88%, 12/13/22 ................. 10,830 11,014,173
Nordea Bank Abp, 1.00%, 06/09/23
(b)
..... 4,255 4,286,938
Santander UK plc, 2.10%, 01/13/23 ...... 2,807 2,859,307
Skandinaviska Enskilda Banken AB
(b)
3.05%, 03/25/22 ................. 9,275 9,369,790
(LIBOR USD 3 Month + 0.65%), 0.76%,
12/12/22
(a)
................... 4,000 4,022,999
2.20%, 12/12/22 ................. 4,740 4,834,858
Sumitomo Mitsui Banking Corp., 3.20%,
07/18/22 ..................... 2,500 2,550,592
Sumitomo Mitsui Financial Group, Inc., 0.51%,
01/12/24 ..................... 3,380 3,351,815
Sumitomo Mitsui Trust Bank Ltd.
(b)
0.80%, 09/12/23 ................. 16,306 16,326,440
(SOFR + 0.44%), 0.49%, 09/16/24
(a)
... 10,000 10,026,768
0.80%, 09/16/24 ................. 8,000 7,933,222
Svenska Handelsbanken AB, 0.63%, 06/30/23
(b)
6,425 6,432,657
Swedbank AB
(b)
(LIBOR USD 3 Month + 0.70%), 0.82%,
03/14/22
(a)
................... 2,500 2,505,450
1.30%, 06/02/23 ................. 10,725 10,831,609
0.60%, 09/25/23 ................. 14,000 13,963,314
Truist Bank
1.25%, 03/09/23 ................. 20,000 20,196,998
(SOFR + 0.20%), 0.25%, 01/17/24
(a)
... 20,000 19,999,243
Truist Financial Corp., 3.95%, 03/22/22 ... 1,243 1,256,542
US Bank NA, (LIBOR USD 3 Month + 0.44%),
0.57%, 05/23/22
(a)
............... 6,080 6,091,246
Westpac Banking Corp., 2.00%, 01/13/23 .. 5,345 5,443,724
380,348,750
Beverages — 1.0%
Coca-Cola Europacific Partners plc, 0.50%,
05/05/23
(b)
.................... 40,000 39,817,007
PepsiCo, Inc., 0.75%, 05/01/23 ........ 2,475 2,486,842
42,303,849
Biotechnology — 1.4%
AbbVie, Inc.
2.15%, 11/19/21 ................. 25,000 25,021,424
3.45%, 03/15/22 ................. 4,000 4,024,622
3.25%, 10/01/22 ................. 5,000 5,087,243
Gilead Sciences, Inc.
(LIBOR USD 3 Month + 0.52%), 0.65%,
09/29/23
(a)
................... 8,024 8,024,332
0.75%, 09/29/23 ................. 16,695 16,659,966
58,817,587

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets — 6.8%
Credit Suisse AG
2.10%, 11/12/21 ................. USD 9,250 $ 9,254,480
(SOFR + 0.45%), 0.50%, 02/04/22
(a)
... 16,000 16,013,280
2.80%, 04/08/22 ................. 6,000 6,064,166
1.00%, 05/05/23 ................. 5,000 5,025,211
(SOFR + 0.39%), 0.44%, 02/02/24
(a)
... 15,000 14,973,310
0.50%, 02/02/24 ................. 2,670 2,648,179
Goldman Sachs Group, Inc. (The)
(SOFR + 0.41%), 0.46%, 01/27/23
(a)
... 12,000 12,005,873
0.48%, 01/27/23 ................. 5,000 4,986,375
0.52%, 03/08/23 ................. 20,000 19,963,273
(SOFR + 0.54%), 0.59%, 11/17/23
(a)
.... 7,000 7,011,043
(SOFR + 0.54%), 0.63%, 11/17/23
(a)
.... 10,000 9,988,492
Macquarie Bank Ltd.
(b)
(LIBOR USD 3 Month + 0.45%), 0.58%,
11/24/21
(a)
................... 26,000 26,006,818
2.10%, 10/17/22 ................. 12,850 13,042,744
0.44%, 12/16/22 ................. 9,120 9,107,514
(SOFR + 0.30%), 0.35%, 04/06/23
(a)
... 5,000 4,996,960
Morgan Stanley
2.63%, 11/17/21 ................. 15,000 15,014,822
(SOFR + 0.70%), 0.75%, 01/20/23
(a)
... 31,308 31,360,582
(SOFR + 0.47%), 0.56%, 11/10/23
(a)
.... 15,000 14,986,613
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... 8,000 7,983,166
Morgan Stanley & Co. LLC, 0.73%, 04/05/24
(a)
22,000 21,973,898
UBS AG
(b)
(SOFR + 0.32%), 0.37%, 06/01/23
(a)
... 7,525 7,546,431
0.38%, 06/01/23 ................. 3,780 3,760,688
(SOFR + 0.36%), 0.41%, 02/09/24
(a)
... 5,000 5,012,600
(SOFR + 0.45%), 0.50%, 08/09/24
(a)
... 6,775 6,810,975
0.70%, 08/09/24 ................. 3,680 3,656,570
279,194,063
Consumer Finance — 5.4%
American Honda Finance Corp.
(LIBOR USD 3 Month + 0.12%), 0.25%,
01/21/22
(a)
................... 5,000 5,002,625
(LIBOR USD 3 Month + 0.45%), 0.57%,
02/15/22
(a)
................... 16,000 16,020,317
2.20%, 06/27/22 ................. 10,500 10,632,927
(LIBOR USD 3 Month + 0.15%), 0.28%,
02/22/23
(a)
................... 4,705 4,710,338
(LIBOR USD 3 Month + 0.42%), 0.53%,
09/08/23
(a)
................... 5,790 5,826,138
0.65%, 09/08/23 ................. 26,000 26,001,359
0.75%, 08/09/24 ................. 2,040 2,027,066
Caterpillar Financial Services Corp.
(LIBOR USD 3 Month + 0.20%), 0.32%,
11/12/21
(a)
................... 10,000 10,000,599
(LIBOR USD 3 Month + 0.22%), 0.35%,
01/06/22
(a)
................... 2,145 2,145,927
(LIBOR USD 3 Month + 0.74%), 0.86%,
05/13/22
(a)
................... 5,000 5,018,305
0.95%, 05/13/22 ................. 16,000 16,056,283
1.95%, 11/18/22 ................. 2,645 2,688,807
(SOFR + 0.27%), 0.32%, 09/13/24
(a)
... 12,325 12,357,045
0.60%, 09/13/24 ................. 6,730 6,688,752
Hyundai Capital Services, Inc., 0.75%,
09/15/23
(b)
.................... 15,000 14,930,918
John Deere Capital Corp.
0.55%, 07/05/22 ................. 350 350,552
(SOFR + 0.20%), 0.25%, 10/11/24
(a)
.... 11,080 11,106,370
PACCAR Financial Corp., 0.80%, 06/08/23 . 3,515 3,523,873
Toyota Motor Credit Corp.
(LIBOR USD 3 Month + 0.15%), 0.27%,
02/14/22
(a)
................... 8,790 8,791,581
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(SOFR + 0.30%), 0.35%, 06/13/22
(a)
... USD 18,000 $ 18,019,192
(SOFR + 0.34%), 0.39%, 10/14/22
(a)
... 18,000 18,039,780
(SOFR + 0.20%), 0.25%, 02/13/23
(a)
... 13,366 13,366,000
2.90%, 03/30/23 ................. 7,000 7,240,545
220,545,299
Diversified Financial Services — 0.8%
LSEGA Financing plc, 0.65%, 04/06/24
(b)
.. 3,120 3,091,152
National Rural Utilities Cooperative Finance
Corp., Series D, (SOFR + 0.33%), 0.38%,
10/18/24
(a)
.................... 5,000 5,004,197
NTT Finance Corp., 0.58%, 03/01/24
(b)
.... 6,005 5,961,690
Siemens Financieringsmaatschappij NV,
(SOFR + 0.43%), 0.48%, 03/11/24
(a)(b)
... 18,980 19,111,948
33,168,987
Diversified Telecommunication Services — 0.7%
Bell Canada, Series US-3, 0.75%, 03/17/24 . 10,000 9,951,051
Verizon Communications, Inc.
(SOFR + 0.50%), 0.55%, 03/22/24
(a)
... 16,955 17,036,723
0.75%, 03/22/24 ................. 3,325 3,315,872
30,303,646
Electric Utilities — 4.4%
Duke Energy Corp.
2.40%, 08/15/22 ................. 4,619 4,683,314
(SOFR + 0.25%), 0.30%, 06/10/23
(a)
... 13,375 13,377,126
Duke Energy Florida LLC, Series A, (LIBOR
USD 3 Month + 0.25%), 0.37%, 11/26/21
(a)
2,000 2,000,384
Duke Energy Progress LLC, Series A, (LIBOR
USD 3 Month + 0.18%), 0.30%, 02/18/22
(a)
33,915 33,909,572
Eversource Energy
Series K, 2.75%, 03/15/22 .......... 5,000 5,034,386
Series T, (SOFR + 0.25%), 0.30%,
08/15/23
(a)
................... 19,015 18,984,196
Florida Power & Light Co., (SOFR + 0.25%),
0.30%, 05/10/23
(a)
............... 5,120 5,119,232
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3 Month + 0.72%), 0.85%,
02/25/22
(a)
................... 3,400 3,406,263
2.90%, 04/01/22 ................. 2,225 2,247,956
1.95%, 09/01/22 ................. 4,000 4,050,385
(LIBOR USD 3 Month + 0.27%), 0.40%,
02/22/23
(a)
................... 30,000 30,001,175
(SOFR + 0.54%), 0.59%, 03/01/23
(a)
... 9,305 9,341,289
(SOFR + 0.40%), 0.45%, 11/03/23
(a)
.... 20,000 20,011,400
PPL Electric Utilities Corp.
(a)
(LIBOR USD 3 Month + 0.25%), 0.38%,
09/28/23 .................... 10,450 10,450,257
(SOFR + 0.33%), 0.38%, 06/24/24 ..... 8,080 8,085,494
Xcel Energy, Inc., 0.50%, 10/15/23 ...... 9,450 9,407,927
180,110,356
Electrical Equipment — 0.2%
Rockwell Automation, Inc., 0.35%, 08/15/23 . 7,860 7,841,806
Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd., 2.65%,
11/20/22
(b)
.................... 3,500 3,572,793
Food & Staples Retailing — 0.5%
7-Eleven, Inc., (LIBOR USD 3 Month + 0.45%),
0.58%, 08/10/22
(a)(b)
.............. 20,660 20,664,334
Food Products — 0.9%
Hormel Foods Corp., 0.65%, 06/03/24 .... 5,565 5,547,020
Nestle Holdings, Inc., 0.61%, 09/14/24
(b)
... 25,000 24,886,702
Unilever Capital Corp., 0.63%, 08/12/24 ... 4,635 4,593,058
35,026,780

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Gas Utilities — 1.3%
Atmos Energy Corp.
(LIBOR USD 3 Month + 0.38%), 0.50%,
03/09/23
(a)
................... USD 23,770 $ 23,774,579
0.63%, 03/09/23 ................. 8,175 8,170,969
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 ................. 15,935 15,890,521
3.55%, 04/01/23 ................. 4,936 5,120,876
52,956,945
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc., 0.55%, 05/15/24 . 8,030 7,972,816
Household Products — 0.1%
Reckitt Benckiser Treasury Services plc,
2.38%, 06/24/22
(b)
............... 4,000 4,042,537
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 0.48%, 08/19/22 3,600 3,599,706
Roper Technologies, Inc., 0.45%, 08/15/22 . 2,795 2,794,994
6,394,700
Insurance — 4.4%
(b)
Brighthouse Financial Global Funding, (SOFR
+ 0.31%), 0.36%, 02/24/23
(a)
........ 17,015 17,051,132
Jackson National Life Global Funding, (SOFR +
0.60%), 0.65%, 01/06/23
(a)
.......... 36,000 36,162,294
MassMutual Global Funding II, 0.85%, 06/09/23 8,472 8,502,184
Met Tower Global Funding, (SOFR + 0.55%),
0.60%, 01/17/23
(a)
............... 20,060 20,153,279
Metropolitan Life Global Funding I
(a)
(SOFR + 0.35%), 0.40%, 09/08/22 ..... 27,000 27,070,721
(SOFR + 0.57%), 0.62%, 01/13/23 ..... 24,390 24,487,581
(SOFR + 0.32%), 0.37%, 01/07/24 ..... 20,000 20,090,687
Principal Life Global Funding II
(SOFR + 0.38%), 0.43%, 08/23/24
(a)
... 680 681,158
0.75%, 08/23/24 ................. 705 699,104
Protective Life Global Funding
0.50%, 04/12/23 ................. 8,150 8,145,535
0.63%, 10/13/23 ................. 5,670 5,669,209
0.47%, 01/12/24 ................. 10,000 9,905,792
178,618,676
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
0.25%, 05/12/23 ................. 4,705 4,695,786
0.45%, 05/12/24 ................. 4,340 4,307,419
9,003,205
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.
(SOFR + 0.35%), 0.40%, 04/18/23
(a)
... 15,000 14,990,233
0.80%, 10/18/23 ................. 25,000 25,008,062
(SOFR + 0.53%), 0.58%, 10/18/24
(a)
... 7,495 7,506,176
47,504,471
Multi-Utilities — 1.3%
Dominion Energy, Inc., Series D, (LIBOR USD
3 Month + 0.53%), 0.65%, 09/15/23
(a)
... 34,725 34,733,808
WEC Energy Group, Inc., 0.55%, 09/15/23 . 18,610 18,548,657
53,282,465
Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp., 1.14%, 05/11/23 ........ 5,135 5,183,586
Chevron USA, Inc., (LIBOR USD 3 Month +
0.20%), 0.33%, 08/11/23
(a)
.......... 40,515 40,595,624
Enbridge, Inc.
2.90%, 07/15/22 ................. 2,500 2,536,995
(SOFR + 0.40%), 0.45%, 02/17/23
(a)
... 9,400 9,418,114
0.55%, 10/04/23 ................. 1,890 1,884,423
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC, 3.50%,
02/01/22 ..................... USD 11,000 $ 11,085,313
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 22,837,472
93,541,527
Pharmaceuticals — 0.5%
AstraZeneca plc, 0.30%, 05/26/23 ....... 16,775 16,723,731
Roche Holdings, Inc., (SOFR + 0.24%), 0.29%,
03/05/24
(a)(b)
................... 5,370 5,382,721
22,106,452
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., (SOFR + 0.25%), 0.30%,
10/01/24
(a)
.................... 7,055 7,062,170
NVIDIA Corp.
0.31%, 06/15/23 ................. 15,000 14,956,903
0.58%, 06/14/24 ................. 4,000 3,981,612
26,000,685
Thrifts & Mortgage Finance — 1.0%
BPCE SA
2.75%, 12/02/21 ................. 8,938 8,956,841
(SOFR + 0.44%), 0.49%, 02/17/22
(a)(b)
.. 13,500 13,512,783
Nationwide Building Society
(b)
2.00%, 01/27/23 ................. 17,515 17,834,673
0.55%, 01/22/24 ................. 1,520 1,505,357
41,809,654
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., (LIBOR USD 3
Month + 0.60%), 0.73%, 03/22/22
(a)
.... 23,755 23,803,563
Total Corporate Bonds — 48.6%
(Cost: $1,982,401,777) ........................... 1,985,019,131
Foreign Government Obligations — 0.7%
South Korea — 0.7%
Korea Development Bank (The)
(a)
(SOFR + 0.55%), 0.60%, 03/21/22
(b)
... 12,500 12,512,226
(LIBOR USD 3 Month + 0.35%), 0.47%,
02/18/23 .................... 16,690 16,723,183
29,235,409
Total Foreign Government Obligations — 0.7%
(Cost: $29,190,000) .............................. 29,235,409
Municipal Bonds — 5.0%
Alabama - 0.1%
Alabama Federal Aid Highway Finance
Authority
Series 2021B, RB, 0.23%, 09/01/22 .... 1,970 1,969,443
Series 2021B, RB, 0.45%, 09/01/23 .... 2,255 2,248,736
4,218,179
Arizona - 0.4%
County of Pima
Series 2020C, COP, 0.38%, 12/01/21 ... 2,130 2,130,369
Series 2020C, COP, 0.48%, 12/01/22 ... 1,130 1,132,007
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States
(b)(c)(d)
Series 2021-MIZ9070, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 11/01/21 ............... 5,000 5,000,000
Series 2021-MIZ9060TX, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/01/21 ............... 4,359 4,358,607

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2020-MIZ9052, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/01/21 ............... USD 4,000 $ 4,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-004, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 11/04/21
(b)
(c)(d)
.......................... 1,050 1,050,000
17,670,983
California - 0.5%
California Health Facilities Financing Authority,
Series 2020, RB, 0.42%, 06/01/22 ..... 2,000 2,001,628
County of Fresno, Series 2021-22, TAN,
0.25%, 06/30/22 ................. 16,500 16,498,987
Port of Oakland, Series 2020R, RB,
0.82%, 05/01/23 ................. 480 482,115
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-001, VRDP
(Barclays Bank plc LOC), 0.27%, 12/01/40
(b)
(c)(d)
.......................... 500 500,000
19,482,730
Connecticut - 0.0%
Connecticut Housing Finance Authority,
Series 2021A, Sub-Series A-4, RB,
0.30%, 11/15/22 ................. 440 439,895
Florida - 0.2%
County of Miami-Dade
Series 2020B, RB, 0.38%, 04/01/23 .... 7,500 7,487,753
Series 2021A, RB, 0.71%, 10/01/23 .... 1,000 997,586
8,485,339
Hawaii - 0.1%
State of Hawaii, Series 2020GB, GO,
0.43%, 10/01/22 ................. 4,945 4,953,746
New York - 1.0%
City of New York
Series 2021, Sub-Series B-2, GO,
0.40%, 11/01/21 ............... 6,300 6,300,044
Series 2021D, GO, 0.43%, 08/01/22 .... 6,970 6,976,140
Long Island Power Authority
Series 2021C, RB, 0.36%, 03/01/23 .... 3,885 3,870,965
Series 2020C, RB, 0.76%, 03/01/23 .... 2,860 2,861,992
Port Authority of New York & New Jersey,
Series 2020AAA, RB, 1.09%, 07/01/23 .. 14,140 14,248,857
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-003, VRDN,
0.27%, 01/16/25
(c)(d)
............... 1,700 1,700,000
35,957,998
Other - 2.6%
Deutsche Bank Spears/Lifers Trust, Series
2021DBE-8901, VRDP (Deutsche Bank AG
LIQ), 0.27%, 04/01/31
(d)
............ 43,500 43,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States
(b)(c)(d)
Series 2020-MIZ9030, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/01/21 ............... 14,855 14,855,000
Security
Par (000)
Par (000) Value
Other (continued)
Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/01/21 ............... USD 5,280 $ 5,280,000
Series 2020-MIZ9032, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/01/21 ............... 13,000 13,000,000
Series 2020-MIZ9035, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/01/21 ............... 11,680 11,680,000
Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/01/21 ............... 9,500 9,500,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States
(b)(c)(d)
Series 2020-007, VRDN, 0.27%, 11/04/21 500 500,000
Series 2020-11, RB, VRDN (Barclays Bank
plc LOC), 0.27%, 11/04/21 ........ 6,825 6,825,000
105,140,000
Texas - 0.1%
City of Houston Airport System, Series 2020C,
RB, 0.88%, 07/01/22 .............. 810 812,849
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States
(b)(c)(d)
Series 2020-MIZ9046, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/01/21 ............... 5,930 5,930,000
Series 2021-MIZ9064, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/01/21 ............... 250 250,000
6,992,849
Total Municipal Bonds — 5.0%
(Cost: $203,229,589) ............................. 203,341,719
Total Long-Term Investments — 54.9%
(Cost: $2,238,460,469) ........................... 2,241,230,298
Short-Term Securities — 45.8%
Certificates of Deposit — 13.6%
Domestic — 3.0%
Banco Santander SA, 0.28%, 11/08/21 .... 20,000 20,000,865
Deutsche Bank AG, 0.36%, 11/19/21 ...... 38,450 38,454,929
DZ Bank AG, (LIBOR USD 3 Month + 0.20%),
0.32%, 02/17/22
(a)
................ 32,000 32,010,003
HSBC Bank USA NA, 0.38%, 11/17/21 .... 10,000 10,001,524
MUFG Bank Ltd., 0.23%, 07/15/22 ....... 11,000 10,996,036
Shinhan Bank
0.33%, 02/10/22 - 02/11/22 .......... 10,750 10,755,307
122,218,664
Euro — 1.0%
(e)
Credit Industriel et Commercial SA,
0.27%, 02/22/22 ................. 10,000 9,994,718
National Westminster Bank plc
0.26%, 11/01/21 ................. 17,000 16,999,837
0.21%, 03/31/22 ................. 12,000 11,989,249
38,983,804
Yankee — 9.6%
(f)
Bank of Montreal, Chicago
(a)
(LIBOR USD 3 Month + 0.10%),
0.22%, 11/18/21 ............... 7,000 7,000,546

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Yankee (continued)
(LIBOR USD 3 Month + 0.11%),
0.23%, 12/21/21 ............... USD 4,000 $ 4,000,883
Barclays Bank plc, New York
0.30%, 11/10/21 ................. 5,000 5,000,343
0.36%, 12/31/21 ................. 13,500 13,505,850
0.33%, 02/01/22 ................. 10,000 10,005,215
0.27%, 03/03/22 ................. 10,000 10,004,436
0.24%, 04/08/22 ................. 10,000 10,003,345
0.31%, 04/19/22 ................. 10,000 10,006,239
Bayerische Landesbank, New York
(LIBOR USD 3 Month + 0.47%),
0.59%, 02/03/22
(a)
.............. 25,000 25,023,711
(LIBOR USD 3 Month + 0.16%),
0.29%, 01/27/23
(a)
.............. 10,750 10,751,422
0.90%, 06/27/23 ................. 12,000 12,103,538
BNP Paribas VPG RHI Holdings LLC, New
York, 0.20%, 09/08/22 ............. 7,000 6,994,941
Canadian Imperial Bank of Commerce, New
York
(LIBOR USD 3 Month + 0.05%),
0.18%, 11/08/21
(a)
.............. 5,000 5,000,113
0.29%, 12/08/21 ................. 7,000 7,001,608
(LIBOR USD 3 Month + 0.10%),
0.21%, 12/13/21
(a)
.............. 5,000 5,000,920
Credit Agricole Corporate and Investment
Bank SA, New York, (SOFR + 0.40%),
0.45%, 11/15/21
(a)
................ 8,000 8,000,868
Credit Suisse AG, New York
0.34%, 11/01/21 - 11/09/21 .......... 25,000 25,000,698
(SOFR + 0.30%), 0.35%, 11/16/21
(a)
.... 10,000 10,001,250
0.24%, 02/15/22 ................. 5,000 5,001,267
(SOFR + 0.22%), 0.27%, 04/08/22
(a)
.... 5,000 5,002,815
Kookmin Bank, New york, (LIBOR USD 3
Month + 0.17%), 0.30%, 10/24/22
(a)
.... 5,000 4,999,902
Kookmin Bank, New York
(a)
(LIBOR USD 1 Month + 0.23%),
0.32%, 02/07/22 ............... 5,000 5,001,481
(LIBOR USD 1 Month + 0.25%),
0.34%, 02/07/22 ............... 4,000 4,001,415
Mizuho Bank Ltd., New York, 0.24%, 11/03/21 5,000 5,000,118
MUFG Bank Ltd., New York, 0.30%, 10/31/22 7,500 7,494,513
Natixis SA, New York
0.34%, 11/16/21 ................. 15,000 15,001,918
(LIBOR USD 3 Month + 0.13%),
0.25%, 12/09/21
(a)
.............. 3,000 3,000,596
(SOFR + 0.18%), 0.23%, 06/17/22
(a)
.... 3,000 3,001,216
Nordea Bank Abp, New York
(a)
(LIBOR USD 3 Month + 0.26%),
0.38%, 01/07/22 ............... 9,000 9,005,544
(LIBOR USD 3 Month + 0.23%),
0.37%, 01/28/22 ............... 9,000 9,006,877
(LIBOR USD 3 Month + 0.12%),
0.24%, 02/28/22 ............... 2,000 2,000,886
Norinchukin Bank, New York, 0.25%, 01/20/22 7,000 7,001,966
Oversea-Chinese Banking Corp Ltd., New York,
0.17%, 06/03/22 ................. 4,050 4,048,487
Royal Bank of Canada, New York
(a)
(LIBOR USD 3 Month + 0.09%),
0.21%, 12/10/21 ............... 5,000 5,000,746
(LIBOR USD 3 Month + 0.11%),
0.23%, 12/17/21 ............... 10,000 10,001,475
Standard Chartered Bank, New York
(a)
(SOFR + 0.32%), 0.37%, 11/23/21 ..... 24,000 24,004,265
(US Federal Funds Effective Rate
(continuous series) + 0.20%),
0.28%, 04/14/22 ............... 8,000 8,003,647
Security
Par (000)
Par (000) Value
Yankee (continued)
(LIBOR USD 3 Month + 0.09%),
0.22%, 04/25/22 ............... USD 15,000 $ 15,002,466
Sumitomo Mitsui Banking Corp., New York
(LIBOR USD 3 Month + 0.35%),
0.47%, 11/05/21 - 11/12/21
(a)
....... 14,300 14,300,881
(LIBOR USD 3 Month + 0.37%),
0.49%, 11/05/21
(a)
.............. 6,000 6,000,213
0.70%, 07/15/22 ................. 12,000 12,035,621
Svenska Handelsbanken AB, New York
0.28%, 11/22/21 ................. 5,000 5,000,666
(LIBOR USD 3 Month + 0.26%),
0.39%, 01/06/22
(a)
.............. 15,500 15,508,920
Toronto-Dominion Bank, New York,
0.34%, 10/28/22 ................. 3,000 3,000,330
390,834,157
Total Certificates of Deposit — 13.6%
(Cost: $551,776,804) ............................. 552,036,625
Commercial Paper — 26.6%
Amcor Flexibles North America, Inc., 0.17%
,
11/15/21
(e)
..................... 5,000 4,999,653
American Electric Power Co., Inc.
(e)
0.18%, 11/08/21 ................. 23,780 23,779,141
0.20%, 11/15/21 ................. 7,000 6,999,561
AT&T, Inc.
(e)
0.38%, 11/16/21 ................. 15,000 14,998,987
0.41%, 12/14/21 ................. 70,000 69,985,600
0.43%, 12/16/21 ................. 10,000 9,997,840
Avery Dennison Corp., 0.18%
,
12/13/21
(e)
.. 6,550 6,548,772
Banco Santander SA, 0.25%
,
04/18/22
(e)
... 4,000 3,995,991
Barclays Bank plc, (SOFR + 0.23%), 0.28%
,
07/22/22
(a)(b)
.................... 10,000 10,005,910
Barclays Capital, Inc., 0.38%
,
01/18/22
(e)
... 13,000 12,996,666
BPCE SA
(e)
0.34%, 12/01/21 ................. 12,000 11,999,252
0.34%, 12/09/21 ................. 15,000 14,998,838
Brighthouse Financial Short Term Funding
LLC
(e)
0.21%, 04/26/22 ................. 24,750 24,721,819
0.21%, 04/27/22 ................. 6,500 6,492,525
Brookfield Infrastructure Corp.
(e)
0.28%, 12/07/21 ................. 5,750 5,748,841
0.31%, 01/04/22 ................. 2,750 2,748,900
Brookfield Renewable Energy LP
(e)
0.25%, 11/16/21 ................. 3,750 3,749,747
0.25%, 11/17/21 ................. 10,000 9,999,277
0.25%, 12/06/21 ................. 5,000 4,999,182
Collateralized Commercial Paper FLEX Co.
LLC
0.34%, 12/06/21
(e)
................ 12,000 11,998,759
0.27%, 08/18/22 ................. 12,000 11,994,946
Commonwealth Bank of Australia, 0.31%
,
10/21/22
(e)
..................... 5,000 4,984,828
Concord Minutemen Capital Co. LLC, 0.32%
,
03/01/22
(b)(e)
.................... 20,000 19,988,247
Danaher Corp.
(e)
0.20%, 11/02/21 ................. 16,000 15,999,769
0.20%, 11/15/21 ................. 9,050 9,049,431
0.22%, 12/01/21 ................. 6,650 6,649,073
0.22%, 12/02/21 ................. 12,135 12,133,247
Dominion Energy, Inc.
(e)
0.20%, 11/15/21 ................. 8,000 7,999,498
0.17%, 11/18/21 ................. 10,000 9,999,233

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.20%, 12/01/21 ................. USD 5,000 $ 4,999,303
Enbridge US, Inc.
(e)
0.20%, 11/05/21 ................. 8,000 7,999,798
0.19%, 11/15/21 ................. 20,000 19,998,744
0.22%, 12/02/21 ................. 14,500 14,497,904
0.31%, 04/18/22 ................. 2,500 2,497,067
Enbridge, Inc., 0.22%
,
01/07/22
(e)
........ 15,000 14,994,546
Enel Finance America LLC
(e)
0.35%, 11/16/21 ................. 750 749,949
0.41%, 04/20/22 ................. 15,000 14,980,177
0.34%, 06/08/22 ................. 7,680 7,664,940
0.34%, 06/10/22 ................. 10,000 9,980,151
0.36%, 07/08/22 ................. 12,800 12,768,998
0.40%, 08/03/22 ................. 10,000 9,971,119
0.36%, 09/07/22 ................. 10,000 9,965,570
0.40%, 09/13/22 ................. 16,000 15,943,147
0.40%, 09/15/22 ................. 2,000 1,992,831
0.52%, 10/21/22 ................. 13,800 13,741,839
Fidelity National Information Services, Inc.
(e)
0.22%, 11/01/21 ................. 3,930 3,929,959
0.21%, 11/02/21 ................. 7,000 6,999,902
0.22%, 11/08/21 ................. 3,070 3,069,889
0.23%, 12/06/21 ................. 15,000 14,997,546
0.28%, 01/07/22 ................. 3,000 2,998,950
Fiserv, Inc., 0.20%
,
12/14/21
(e)
.......... 5,000 4,998,844
Goldman Sachs Group UK Ltd., 0.33%
,
01/14/22
(e)
..................... 8,400 8,397,718
Goldman Sachs International, 0.35%
,
12/22/21
(e)
..................... 10,000 9,998,350
HSBC Bank plc
(LIBOR USD 3 Month + 0.14%), 0.26%,
11/05/21
(a)
................... 15,000 15,000,201
0.33%, 01/03/22
(e)
................ 10,000 9,996,773
0.27%, 02/02/22
(e)
................ 8,000 7,995,648
Hyundai Capital America
(e)
0.35%, 12/16/21 ................. 9,600 9,598,285
0.23%, 01/10/22 ................. 10,000 9,996,776
0.25%, 01/19/22 ................. 2,760 2,758,962
0.26%, 02/22/22 ................. 5,000 4,997,116
ING US Funding LLC, 0.30%
,
12/14/21
(e)
... 5,000 4,999,425
Intercontinental Exchange, Inc.
(e)
0.17%, 11/03/21 ................. 3,000 2,999,892
0.17%, 11/09/21 ................. 5,000 4,999,600
0.18%, 11/19/21 ................. 10,000 9,998,660
Ionic Capital II Trust, 0.23%
,
03/25/22
(e)
.... 4,000 3,997,419
Kookmin Bank, 0.21%
,
04/14/22
(e)
....... 15,000 14,984,483
Macquarie Bank Ltd.
(LIBOR USD 3 Month + 0.10%), 0.22%,
11/12/21
(a)
................... 5,000 5,000,221
0.35%, 11/18/21
(e)
................ 10,000 9,999,428
0.35%, 11/19/21
(e)
................ 15,000 14,999,090
(SOFR + 0.18%), 0.23%, 09/20/22
(a)
... 5,000 5,000,002
Mitsubishi HC Capital America, Inc., 0.23%
,
12/27/21
(e)
..................... 8,000 7,997,653
Mitsubishi HC Finance America LLC
(e)
0.23%, 11/04/21 ................. 8,000 7,999,774
0.23%, 11/16/21 ................. 10,000 9,999,100
0.24%, 11/19/21 ................. 5,465 5,464,394
Natwest Markets plc, 0.40%
,
01/27/22
(b)(e)
.. 20,000 19,993,000
NatWest Markets plc, 0.40%
,
01/04/22
(b)(e)
.. 8,500 8,498,023
Nordea Bank Abp, 0.31%
,
10/21/22
(e)
..... 7,000 6,979,522
Nutrien Ltd.
(e)
0.16%, 11/16/21 ................. 3,130 3,129,750
0.18%, 11/30/21 ................. 3,089 3,088,585
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.19%, 12/10/21 ................. USD 9,600 $ 9,598,231
0.19%, 12/20/21 ................. 6,180 6,178,527
Ontario Power Generation, Inc., 0.16%
,
11/03/21
(b)(e)
.................... 4,795 4,794,917
PPG Industries, Inc., 0.19%
,
11/23/21
(e)
.... 4,245 4,244,575
Salisbury Receivables Co. LLC, (SOFR +
0.25%), 0.30%
,
02/18/22
(a)
.......... 10,000 10,002,954
Skandinaviska Enskilda Banken AB, 0.24%
,
06/21/22
(e)
..................... 5,000 4,993,374
Societe Generale SA
(e)
0.37%, 12/13/21 ................. 18,000 17,999,478
0.35%, 01/10/22 ................. 15,000 14,998,545
0.24%, 09/19/22 ................. 5,000 4,987,595
Spire, Inc., 0.16%
,
11/04/21
(e)
........... 5,000 4,999,892
Suncor Energy, Inc.
(e)
0.22%, 11/01/21 ................. 15,500 15,499,832
0.20%, 11/24/21 ................. 6,090 6,089,358
0.21%, 12/01/21 ................. 5,210 5,209,274
0.20%, 12/06/21 ................. 3,875 3,874,366
Svenska Handelsbanken AB, 0.30%
,
12/08/21
(e)
..................... 15,000 14,998,783
Telstra Corp. Ltd., 0.31%
,
02/10/22
(e)
...... 17,200 17,190,808
TELUS Corp., 0.22%
,
03/03/22
(e)
........ 15,000 14,988,802
Toronto-Dominion Bank, 0.20%
,
08/03/22
(e)
. 9,000 8,982,208
TransCanada PipeLines Ltd.
(e)
0.22%, 11/18/21 ................. 2,275 2,274,826
0.22%, 11/22/21 ................. 25,000 24,997,617
0.25%, 02/10/22 ................. 8,000 7,995,262
UBS AG, 0.25%
,
08/18/22
(e)
............ 10,000 9,978,025
Volkswagen Group of America Finance LLC
(e)
0.52%, 11/08/21 ................. 15,000 14,998,975
0.52%, 11/10/21 ................. 27,000 26,997,489
VW Credit, Inc., 0.35%
,
08/23/22
(e)
....... 8,000 7,980,464
Walt Disney Co. (The), 0.24%
,
06/15/22
(e)
.. 8,765 8,752,957
Walt Disney World Co., 0.25%
,
07/15/22
(e)
.. 5,660 5,650,797
Waste Management, Inc.
(e)
0.18%, 12/17/21 ................. 3,000 2,999,334
0.31%, 08/02/22 ................. 3,845 3,837,071
0.31%, 09/08/22 ................. 8,335 8,312,391
Western Union Co. (The), 0.15%
,
11/01/21
(e)
3,000 2,999,964
Total Commercial Paper — 26.6%
(Cost: $1,086,433,829) ........................... 1,086,579,247
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(g)(h)
................. 337,415 337,415
Total Money Market Funds — 0.0%
(Cost: $337,415) ................................ 337,415
Total Repurchase Agreements — 5.6%
(Cost: $230,500,000) ............................. 230,500,000
Total Short-Term Securities — 45.8%
(Cost: $1,869,048,048) ........................... 1,869,453,287
Total Investments — 100.7%
(Cost: $4,107,508,517 ) ........................... 4,110,683,585
Liabilities in Excess of Other Assets — (0.7)% ............ (30,175,190)
Net Assets — 100.0% .............................. $ 4,080,508,395

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Rates are the current rate or a range of current rates as of period end.
(f)
Issuer is a U.S. branch of a foreign domiciled bank.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 541,627 $ — $ (204,212) $ — $ — $ 337,415 337,415 $ 147 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.39%
(a)
10/29/21 12/06/21 $ 32,000 $ 32,000 $ 32,013,173
Corporate/Debt
Obligations, 1.40% to
4.30%, due 01/21/26 to
07/27/33 ......... $ 33,873,000 $ 33,600,529
0.67
(a)
10/29/21 01/05/22 5,000 5,000 5,006,328
Corporate/Debt
Obligation, 6.50%, due
06/02/41 ......... 5,874,000 5,500,659
$ – $ –
$ 37,000 $ 39,101,188
$ – $ –
Barclays Bank plc ..... 0.27 09/13/21 12/13/21 10,000 10,000 10,006,825
Corporate/Debt
Obligation, 4.22%, due
07/25/49 ......... 29,985,859 11,500,000
$ – $ –
BNP Paribas SA ...... 0.42
(a)
10/29/21 02/04/22 25,000 25,000 25,028,583
Corporate/Debt
Obligations, 6.13% to
8.50%, due 11/15/24 to
03/01/28 ......... 29,710,000 28,750,114
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.36
(a)
10/29/21 01/02/22 16,000 16,000 16,010,400
Corporate/Debt
Obligations, 0.28% to
2.69%, due 02/22/23 to
04/22/32 ......... 16,530,000 16,801,848
0.38
(a)
10/29/21 02/01/22 6,000 6,000 6,006,017
Corporate/Debt
Obligations, 0.28% to
2.69%, due 01/21/22 to
04/22/32 ......... 6,248,000 6,300,181
$ – $ –
$ 22,000 $ 23,102,029
$ – $ –
Credit Suisse Securities
USA LLC ......... 0.66
(a)
10/29/21 02/04/22 27,000 27,000 27,048,510
Corporate/Debt
Obligations, 0.36% to
10.59%, due 06/25/28
to 10/17/51 ....... 1,272,731,994 31,452,868
$ – $ –

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Goldman Sachs & Co. LLC 0.57%
(a)
10/29/21 06/04/22 $ 50,000 $ 50,000 $ 50,172,584
Corporate/Debt
Obligations, 0.00% to
8.50%, due 05/02/22 to
05/01/60 ......... $ 1,009,340,835 $ 52,502,687
$ – $ –
Mizuho Securities USA
LLC ............. 0.49
(a)
10/29/21 12/06/21 3,500 3,500 3,501,799
Corporate/Debt
Obligations, 5.00%, due
06/01/37 to 04/01/48 2,900,000 3,745,726
0.53
(a)
10/29/21 01/31/22 14,000 14,000 14,019,429
Corporate/Debt
Obligations, 4.00% to
5.00%, due 05/15/31 to
01/01/56 ......... 12,130,000 14,980,954
$ – $ –
$ 17,500 $ 18,726,680
$ – $ –
Wells Fargo Securities
LLC ............. 0.27 08/11/21 11/09/21 12,000 12,000 12,008,100
Corporate/Debt
Obligations, 1.19% to
4.30%, due 11/15/34 to
11/25/59 ......... 31,502,443 12,840,000
0.27 08/16/21 11/12/21 12,000 12,000 12,007,920
Corporate/Debt
Obligations, 0.00% to
3.30%, due 12/03/21 to
01/05/26 ......... 12,586,000 12,600,423
0.47 08/25/21 11/23/21 3,000 3,000 3,003,525
Corporate/Debt
Obligations, 5.88% to
8.75%, due 04/30/25 to
01/15/28 ......... 3,219,000 3,392,527
0.47 09/07/21 12/06/21 15,000 15,000 15,017,625
Corporate/Debt
Obligations, 2.53% to
4.04%, due 09/15/33 to
11/25/59 ......... 17,827,576 17,250,000
$ – $ –
$ 42,000 $ 46,082,950
$ – $ –
$ 230,500 $ 251,218,516
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
COP Certificates of Participation
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
TAN Tax Anticipation Notes
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 2,241,230,298 $ — $ 2,241,230,298
Short-Term Securities
Certificates of Deposit ..................................... — 552,036,625 — 552,036,625
Commercial Paper ....................................... — 1,086,579,247 — 1,086,579,247
Money Market Funds ...................................... 337,415 — — 337,415
Repurchase Agreements ................................... — 230,500,000 — 230,500,000
$ 337,415 $ 4,110,346,170 $ — $ 4,110,683,585